PROPERTY AND EQUIPMENT (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)
Property and equipment
Less: Accumulated depreciation			¥ (241,198)		¥ (284,309)
Net book value	$ 75,838		559,404		526,541
Depreciation expense	7,742	¥ 53,754	49,781	¥ 45,660
Loss due to disposal of fixed assets	$ 18	¥ 122	109	¥ 359
Land and building
Property and equipment
Gross book value			575,443		575,443
Leasehold improvements
Property and equipment
Gross book value			29,999		30,841
Electronic equipment
Property and equipment
Gross book value			132,990		137,236
Furniture and fixtures
Property and equipment
Gross book value			11,900		11,837
Motor vehicles
Property and equipment
Gross book value			6,910		6,910
Other assets
Property and equipment
Gross book value			¥ 43,360		¥ 48,583